Short-Term Loans	12 Months Ended
Oct. 31, 2025
Short-Term Loans [Abstract]
Short-term loans
9.	Short-term loans

Short-term loans represent amounts due to various banks normally due within one year. The principal of the loans is due at maturity. Accrued interest is due either monthly or quarterly.

Short-term loans consist of the following:

	October 31, 2025	October 31, 2024
Zhejiang Yiwu Rural Commercial Bank	$853,555	$849,123
Ning Bo Bank	1,100,452	1,235,087
China Merchants Bank	-	589,474
Zhejiang Mingtai Commercial Bank	-	112,281
Total short-term loans	1,954,007	2,785,965

The Company entered into four short-term loans agreements with Ningbo Bank with a loan period of twelve months. On July 17, 2025, one loan of RMB 2,300,000 (approximately $0.32 million), pledged by the personal assets of Xuefen Zhang, Chief Operating Officer, and shareholder of MaxsMaking and Mr. Xiaozhong Lin, CEO of MaxsMaking, bears a fixed interest rate of 3.4% per annum, and will mature in June 2026. On July 17, 2025, one loan of RMB 3,100,000 (approximately $0.44 million), pledged by the personal assets of Xuefen Zhang and Xiaozhong Lin bears a fixed interest rate of 3.4% per annum and will mature in June 2026. On August 20, 2025, one loan of RMB 1,600,000 (approximately $0.22 million) pledged by the personal assets of Xuefen Zhang and Xiaozhong Lin bears a fixed interest rate of 3.4% per annum and will mature in August 2026. On September 25, 2025, one loan of RMB 800,000 (approximately $0.11 million) pledged by the personal assets of Xuefen Zhang and Xiaozhong Lin bears a fixed interest rate of 3.6% per annum and will mature in September 2026.

On December 11, 2024, the Company entered into a short-term loan agreement with Zhejiang Yiwu Rural Commercial Bank with a loan period of twelve months. The loan of RMB 6,050,000 (approximately $0.85 million) bears a fixed interest rate of 5% per annum and will mature in December 2025, pledged by Shanghai Real Estate (Jiading) of Certificate No. (2011) 007573.

The interest expenses were $159,166 and $151,335 for the fiscal years ended October 31, 2025 and 2024, respectively.